Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
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Disclosure of Reconciliation of Accounting Profit Multiplied by Applicable Tax Rates to Income Tax Expense
These differences result from the following items:

In $000s	Year Ended December 31, 2022	Year Ended December 31, 2021

Income before income taxes	$87,769	$44,853

Canadian federal and provincial income tax rates	27%	27%
Income tax expense based on the above rates	$23,698	$12,110

Increase (decrease) due to:

Non-deductible expenses and permanent differences	$2,102	$1,627

Non-taxable portion of capital gain or loss	(3,776)	348

Withholding taxes	2,975	2,178

Recognition of unrecognized losses on Horizon transaction	(11,977)	-

Change in unrecognized temporary differences and other	(3,703)	968

Income tax expense	$9,319	$17,231

Disclosure of Deferred Tax Liabilities
The deferred tax liabilities are shown below:

In $000s	As at December 31, 2022	As at December 31, 2021

Non-capital losses	$27,664	$17,405

Investments and other	2,240	274

Stream, royalty and other interests	(44,688)	(35,973)

Total deferred income tax liabilities	$(14,784)	$(18,294)

Disclosure of Net Deferred Income Taxes
The
movement in net deferred income taxes is shown below:

In $000s	Year Ended December 31, 2022	Year Ended December 31, 2021

Balance, beginning of the year	$(18,294)	$(5,477)

Recognized in net income (loss) for the year	(4,058)	(14,202)

Recognized in equity	1,634	65

Recognized in other comprehensive income (loss) for the year	900	1,320

Recognized from new acquisitions in the year	5,034	-
Balance, end of year	$(14,784)	$(18,294)